Average Annual Total Returns - Macquarie Ultrashort Fund		12 Months Ended	60 Months Ended	108 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Institutional Class
Average Annual Return, Percent		5.32%	2.39%	2.13%
Institutional Class | After Taxes on Distributions
Average Annual Return, Percent		3.12%	1.34%	1.23%
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return, Percent		3.12%	1.38%	1.24%
Average Annual Return, Caption	Average annual total returns for periods ended December 31, 2024
Bloomberg US Aggregate Index
Average Annual Return, Percent		1.25%	(0.33%)	1.42%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)
ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent		5.35%	2.57%	2.10%
Index No Deduction for Fees, Expenses, or Taxes	(reflects no deduction for fees, expenses, or taxes)